Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments Debt And Equity Securities [Abstract]
Investments
2.	Investments (excluding Consolidated Investment Entities)

Fixed Maturities and Equity Securities

Available-for-sale and fair value option (“FVO”) fixed maturities and equity securities were as follows as of June 30, 2013:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$5,610.1	$377.2	$64.6	$—	$5,922.7	$—
U.S. Government agencies and authorities	702.0	36.6	0.5	—	738.1	—
State, municipalities and political subdivisions	278.3	15.0	0.8	—	292.5	—
U.S. corporate securities	35,244.5	2,387.9	565.5	—	37,066.9	13.0

Foreign securities:(1)
Government	1,080.8	53.7	42.7	—	1,091.8	—
Other	13,945.1	888.4	177.4	—	14,656.1	—

Total foreign securities	15,025.9	942.1	220.1	—	15,747.9	—

Residential mortgage-backed securities:
Agency	5,510.0	483.0	52.8	101.9	6,042.1	1.1
Non-Agency	1,353.2	165.4	42.9	59.2	1,534.9	118.9

Total Residential mortgage-backed securities	6,863.2	648.4	95.7	161.1	7,577.0	120.0
Commercial mortgage-backed securities	4,014.6	414.9	3.6	—	4,425.9	4.4
Other asset-backed securities	2,163.0	97.8	52.5	(7.3)	2,201.0	5.2

Total fixed maturities, including securities pledged	69,901.6	4,919.9	1,003.3	153.8	73,972.0	142.6
Less: Securities pledged	1,300.8	71.6	15.4	—	1,357.0	—

Total fixed maturities	68,600.8	4,848.3	987.9	153.8	72,615.0	142.6

Equity securities:
Common stock	188.9	1.1	0.2	—	189.8	—
Preferred stock	51.9	39.3	—	—	91.2	—

Total equity securities	240.8	40.4	0.2	—	281.0	—

Total fixed maturities and equity securities investments	$68,841.6	$4,888.7	$988.1	$153.8	$72,896.0	$142.6

(1)	Primarily U.S. dollar denominated.
(2)

Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.

(3)	Represents Other-than Temporary-Impairments (“OTTI”) reported as a component of Other comprehensive income.

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2012:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$5,194.3	$691.2	$1.8	$—	$5,883.7	$—
U.S. Government agencies and authorities	645.4	78.8	—	—	724.2	—
State, municipalities and political subdivisions	320.2	32.6	—	—	352.8	—
U.S. corporate securities	32,986.1	4,226.6	48.8	—	37,163.9	13.4

Foreign securities(1):
Government	1,069.4	125.2	4.6	—	1,190.0	—
Other	13,321.8	1,527.4	54.7	—	14,794.5	—

Total foreign securities	14,391.2	1,652.6	59.3	—	15,984.5	—

Residential mortgage-backed securities:
Agency	5,071.6	633.3	14.8	156.0	5,846.1	1.2
Non-Agency	1,612.6	198.6	71.9	81.6	1,820.9	139.6

Total Residential mortgage-backed securities	6,684.2	831.9	86.7	237.6	7,667.0	140.8
Commercial mortgage-backed securities	4,438.9	513.6	6.1	—	4,946.4	4.4
Other asset-backed securities	2,536.4	128.4	90.0	(10.2)	2,564.6	15.4

Total fixed maturities, including securities pledged	67,196.7	8,155.7	292.7	227.4	75,287.1	174.0
Less: Securities pledged	1,470.0	139.6	4.1	—	1,605.5	—

Total fixed maturities	65,726.7	8,016.1	288.6	227.4	73,681.6	174.0

Equity securities:
Common stock	194.4	13.2	1.0	—	206.6	—
Preferred stock	103.5	30.0	—	—	133.5	—

Total equity securities	297.9	43.2	1.0	—	340.1	—

Total fixed maturities and equity securities investments	$66,024.6	$8,059.3	$289.6	$227.4	$74,021.7	$174.0

(1)	Primarily U.S. dollar denominated.
(2)

Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.

(3)	Represents OTTI reported as a component of Other comprehensive income.

The amortized cost and fair value of fixed maturities, including securities pledged, as of June 30, 2013, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. Mortgage-backed securities (“MBS”) and Other asset-backed securities (“ABS”) are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$2,390.5	$2,471.6
After one year through five years	15,121.5	15,862.9
After five years through ten years	19,373.8	19,928.2
After ten years	19,975.0	21,505.4
Mortgage-backed securities	10,877.8	12,002.9
Other asset-backed securities	2,163.0	2,201.0

Fixed maturities, including securities pledged	$69,901.6	$73,972.0

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of June 30, 2013 and December 31, 2012, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company’s consolidated Shareholders’ equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
June 30, 2013
Communications	$4,043.7	$332.7	$56.7	$4,319.7
Financial	6,086.4	537.6	76.2	6,547.8
Industrial and other companies	28,528.9	1,637.2	490.6	29,675.5
Utilities	9,069.8	672.7	94.7	9,647.8
Transportation	1,460.8	96.1	24.7	1,532.2

Total	$49,189.6	$3,276.3	$742.9	$51,723.0

December 31, 2012
Communications	$3,609.5	$563.4	$2.4	$4,170.5
Financial	5,912.9	749.4	46.7	6,615.6
Industrial and other companies	26,613.3	3,063.3	24.2	29,652.4
Utilities	8,893.1	1,210.5	28.9	10,074.7
Transportation	1,279.1	167.4	1.3	1,445.2

Total	$46,307.9	$5,754.0	$103.5	$51,958.4

The Company invests in various categories of Collateralized mortgage obligations (“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of June 30, 2013 and December 31, 2012, approximately 31.5% and 33.1%, respectively, of the Company’s CMO holdings, such as interest-only or principal-only strips were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. As of June 30, 2013 and December 31, 2012, the Company did not have any securities pledged in dollar rolls and repurchase agreement transactions. The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. As of June 30, 2013 and December 31, 2012, the Company did not have any securities pledged under reverse repurchase agreements.

Securities Lending

The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. As of June 30, 2013 and December 31, 2012, the fair value of loaned securities was $363.3 and $601.8, respectively, and is included in Securities pledged on the Condensed Consolidated Balance Sheets. As of June 30, 2013 and December 31, 2012, collateral retained by the lending agent and invested in liquid assets on the Company’s behalf was $376.5 and $619.5, respectively, and recorded in Short-term investments under securities loan agreement, including collateral delivered on the Condensed Consolidated Balance Sheets. As of June 30, 2013 and December 31, 2012, liabilities to return collateral of $376.5 and $619.5, respectively, were included in Payables under securities loan agreement, including collateral held on the Condensed Consolidated Balance Sheets.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of June 30, 2013:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$2,626.9	$58.2	$45.5	$6.4	$—	$—	$2,672.4	$64.6
U.S. Government agencies and authorities	56.9	0.5	—	—	—	—	56.9	0.5
U.S. corporate, state and municipalities	8,739.5	457.8	723.2	82.7	195.4	25.8	9,658.1	566.3
Foreign	3,316.3	185.9	103.4	9.2	201.6	25.0	3,621.3	220.1
Residential mortgage-backed	1,807.4	39.2	195.9	7.7	384.8	48.8	2,388.1	95.7
Commercial mortgage-backed	—	—	3.6	—	40.9	3.6	44.5	3.6
Other asset-backed	257.0	1.7	14.9	0.1	423.2	50.7	695.1	52.5

Total	$16,804.0	$743.3	$1,086.5	$106.1	$1,245.9	$153.9	$19,136.4	$1,003.3

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$451.2	$1.8	$—	$—	$—	$—	$451.2	$1.8
U.S. Government agencies and authorities	—	—	—	—	—	—	—	—
U.S. corporate, state and municipalities	1,333.4	19.2	116.5	3.0	231.2	26.6	1,681.1	48.8
Foreign	360.2	12.7	59.8	7.4	314.9	39.2	734.9	59.3
Residential mortgage-backed	369.3	6.4	42.0	2.1	585.1	78.2	996.4	86.7
Commercial mortgage-backed	22.0	0.2	15.3	1.7	44.4	4.2	81.7	6.1
Other asset-backed	70.2	—	7.0	1.2	609.2	88.8	686.4	90.0

Total	$2,606.3	$40.3	$240.6	$15.4	$1,784.8	$237.0	$4,631.7	$292.7

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 89.3% and 88.3% of the average book value as of June 30, 2013 and December 31, 2012, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
June 30, 2013
Six months or less below amortized cost	$17,670.9	$142.0	$756.1	$35.3	1,180	27
More than six months and twelve months or less below amortized cost	1,523.5	16.1	135.8	3.7	178	8
More than twelve months below amortized cost	659.9	127.3	37.9	34.5	226	35

Total	$19,854.3	$285.4	$929.8	$73.5	1,584	70

December 31, 2012
Six months or less below amortized cost	$3,154.6	$42.1	$95.2	$11.4	308	21
More than six months and twelve months or less below amortized cost	363.3	30.2	19.5	10.3	83	9
More than twelve months below amortized cost	940.1	394.1	35.9	120.4	221	95

Total	$4,458.0	$466.4	$150.6	$142.1	612	125

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
June 30, 2013
U.S. Treasuries	$2,737.0	$—	$64.6	$—	20	—
U.S. Government agencies and authorities	57.4	—	0.5	—	2	—
U.S. corporate, state and municipalities	10,150.0	74.4	547.6	18.7	655	3
Foreign	3,763.3	78.1	201.4	18.7	287	8
Residential mortgage-backed	2,409.2	74.6	75.2	20.5	492	46
Commercial mortgage-backed	48.1	—	3.6	—	8	—
Other asset-backed	689.3	58.3	36.9	15.6	120	13

Total	$19,854.3	$285.4	$929.8	$73.5	1,584	70

December 31, 2012
U.S. Treasuries	$453.0	$—	$1.8	$—	3	—
U.S. Government agencies and authorities	—	—	—	—	—	—
U.S. corporate, state and municipalities	1,688.5	41.4	33.1	15.7	109	3
Foreign	684.9	109.3	24.1	35.2	50	14
Residential mortgage-backed	938.3	144.8	42.5	44.2	343	77
Commercial mortgage-backed	85.9	1.9	5.6	0.5	19	1
Other asset-backed	607.4	169.0	43.5	46.5	88	30

Total	$4,458.0	$466.4	$150.6	$142.1	612	125

The following tables summarize loan-to-value, credit enhancement and fixed floating rate details for RMBS and Other ABS in a gross unrealized loss position as of the dates indicated:

	Loan-to-Value Ratio
	Amortized Cost		Unrealized Capital Losses
June 30, 2013	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS > 100%	$253.3	$33.7	$13.8	$8.7
Non-agency RMBS 90% - 100%	242.4	37.5	13.6	9.3
Non-agency RMBS 80% - 90%	186.3	22.4	12.3	6.7
Non-agency RMBS < 80%	358.7	17.3	23.7	4.4
Agency RMBS	1,827.5	19.8	46.4	6.3
Other ABS (Non-RMBS)	230.3	2.2	2.3	0.7

Total RMBS and Other ABS	$3,098.5	$132.9	$112.1	$36.1

	Credit Enhancement Percentage
	Amortized Cost		Unrealized Capital Losses
June 30, 2013	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS 10% +	$618.2	$61.3	$46.7	$15.9
Non-agency RMBS 5% - 10%	107.3	0.1	4.0	—
Non-agency RMBS 0% - 5%	194.6	8.1	6.1	2.0
Non-agency RMBS 0%	120.6	41.4	6.6	11.2
Agency RMBS	1,827.5	19.8	46.4	6.3
Other ABS (Non-RMBS)	230.3	2.2	2.3	0.7

Total RMBS and Other ABS	$3,098.5	$132.9	$112.1	$36.1

	Fixed Rate/Floating Rate
	Amortized Cost		Unrealized Capital Losses
June 30, 2013	< 20%	> 20%	< 20%	> 20%
Fixed Rate	$1,782.9	$11.0	$43.1	$3.3
Floating Rate	1,315.6	121.9	69.0	32.8

Total	$3,098.5	$132.9	$112.1	$36.1

(1)	For purposes of this table, subprime mortgages are included in Non-agency RMBS categories.

	Loan-to-Value Ratio
	Amortized Cost		Unrealized Capital Losses
December 31, 2012	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS > 100%	$562.3	$203.8	$39.5	$58.0
Non-agency RMBS 90% - 100%	134.2	35.2	12.8	10.7
Non-agency RMBS 80% - 90%	78.9	46.9	7.5	12.1
Non-agency RMBS < 80%	288.9	17.5	14.0	5.5
Agency RMBS	398.0	8.1	11.0	3.8
Other ABS (Non-RMBS)	83.4	2.3	1.2	0.6

Total RMBS and Other ABS	$1,545.7	$313.8	$86.0	$90.7

	Credit Enhancement Percentage
	Amortized Cost		Unrealized Capital Losses
December 31, 2012	< 20%	> 20%	< 20%	> 20%
RMBS and Other ABS(1)
Non-agency RMBS 10% +	$706.8	$187.1	$53.8	$51.2
Non-agency RMBS 5% - 10%	187.6	2.2	6.8	0.7
Non-agency RMBS 0% - 5%	89.4	12.3	7.6	4.2
Non-agency RMBS 0%	80.5	101.8	5.6	30.2
Agency RMBS	398.0	8.1	11.0	3.8
Other ABS (Non-RMBS)	83.4	2.3	1.2	0.6

Total RMBS and Other ABS	$1,545.7	$313.8	$86.0	$90.7

	Fixed Rate/Floating Rate
	Amortized Cost		Unrealized Capital Losses
December 31, 2012	< 20%	> 20%	< 20%	> 20%
Fixed Rate	$669.4	$33.3	$14.2	$10.2
Floating Rate	876.3	280.5	71.8	80.5

Total	$1,545.7	$313.8	$86.0	$90.7

(1)	For purposes of this table, subprime mortgages are included in Non-agency RMBS categories.

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairments analysis, and impairments were recognized as disclosed in the “Evaluating Securities for Other-Than-Temporary Impairments” section below. The Company evaluates non-agency RMBS and ABS for “other-than-temporary impairments” each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company’s assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security’s position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS), and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Fixed Maturity Securities Credit Quality - Ratings

Information about certain of the Company’s fixed maturity securities holdings by NAIC designations is set forth in the following tables. Corresponding rating agency designation does not directly translate into NAIC designation, but represents the Company’s best estimate of comparable ratings from rating agencies, including Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If no rating is available from a rating agency, then an internally developed rating is used.

The fixed maturities in the Company’s portfolio are generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis similar to that used by the rating agencies. Ratings are derived from three ARO ratings and are applied as follows based on the number of agency ratings received:

•	when three ratings are received, the middle rating is applied;
•	when two ratings are received, the lower rating is applied;
•	when a single rating is received, the ARO rating is applied; and
•	when ratings are unavailable, an internal rating is applied.

Subprime and Alt-A Mortgage Exposure

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The Company’s exposure to subprime mortgage-backed securities is primarily in the form of ABS structures collateralized by subprime residential mortgages and the majority of these holdings are included in Other ABS in the “Fixed Maturities and Equity Securities” section above. As of June 30, 2013, the fair value and gross unrealized losses related to the Company’s exposure to subprime mortgage-backed securities were $802.8 and $50.2, respectively, representing 1.1% of total fixed maturities, including securities pledged, based on fair value. As of December 31, 2012, the fair value and gross unrealized losses related to the Company’s exposure to subprime mortgage-backed securities were $967.3 and $89.1, respectively, representing 1.3% of total fixed maturities, including securities pledged, based on fair value.

The following tables summarize the Company’s exposure to subprime mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of the dates indicated:

	% of Total Subprime Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
June 30, 2013
	1	58.3%	AAA	0.4%	2007	28.7%
	2	8.3%	AA	1.1%	2006	32.7%
	3	22.7%	A	5.4%	2005 and prior	38.6%

	4	9.5%	BBB	6.0%		100.0%

	5	1.0%	BB and below	87.1%

	6	0.2%		100.0%

		100.0%

December 31, 2012
	1	60.3%	AAA	1.1%	2007	29.1%
	2	11.9%	AA	1.0%	2006	36.8%
	3	16.7%	A	5.4%	2005 and prior	34.1%

	4	8.1%	BBB	6.0%		100.0%

	5	2.8%	BB and below	86.5%

	6	0.2%		100.0%

		100.0%

The Company’s exposure to Alt-A mortgages is included in Residential mortgage-backed securities in the “Fixed Maturities and Equity Securities” section above. As of June 30, 2013, the fair value and gross unrealized losses related to the Company’s exposure to Alt-A RMBS aggregated to $376.3 and $25.8, respectively, representing 0.5% of total fixed maturities, including securities pledged, based on fair value. As of December 31, 2012, the fair value and gross unrealized losses related to the Company’s exposure to Alt-A RMBS aggregated to $411.3 and $47.9, respectively, representing 0.5% of total fixed maturities, including securities pledged, based on fair value.

The following tables summarize the Company’s exposure to Alt-A residential mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of the dates indicated:

	% of Total Alt-A Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
June 30, 2013
	1	43.6%	AAA	0.1%	2007	21.1%
	2	12.9%	AA	0.3%	2006	25.9%
	3	24.4%	A	1.8%	2005 and prior	53.0%

	4	15.6%	BBB	3.7%		100.0%

	5	2.8%	BB and below	94.1%

	6	0.7%		100.0%

		100.0%

December 31, 2012
	1	34.1%	AAA	0.2%	2007	20.4%
	2	11.9%	AA	1.2%	2006	25.9%
	3	18.8%	A	1.5%	2005 and prior	53.7%

	4	26.9%	BBB	4.1%		100.0%

	5	7.5%	BB and below	93.0%

	6	0.8%		100.0%

		100.0%

Commercial Mortgage-backed and Other Asset-backed Securities

As of June 30, 2013 and December 31, 2012, the fair value of the Company’s CMBS totaled $4.4 billion and $4.9 billion, respectively. As of June 30, 2013 and December 31, 2012, the gross unrealized losses related to CMBS totaled $3.6 and $6.1, respectively. CMBS investments represent pools of commercial mortgages that are broadly diversified across property types and geographical areas.

The following tables summarize the Company’s exposure to CMBS holdings by credit quality using NAIC designations, ARO ratings and vintage year as of the dates indicated:

	% of Total CMBS
	NAIC Designation		ARO Ratings		Vintage
June 30, 2013
	1	98.7%	AAA	37.3%	2008	0.2%
	2	0.9%	AA	18.4%	2007	37.0%
	3	0.3%	A	11.1%	2006	31.4%
	4	0.1%	BBB	18.1%	2005 and prior	31.4%

	5	—%	BB and below	15.1%		100.0%

	6	—%		100.0%

		100.0%

December 31, 2012
	1	98.3%	AAA	38.1%	2008	0.3%
	2	1.4%	AA	17.2%	2007	37.4%
	3	0.2%	A	11.2%	2006	30.2%
	4	0.1%	BBB	17.8%	2005 and prior	32.1%

	5	—%	BB and below	15.7%		100.0%

	6	—%		100.0%

		100.0%

As of June 30, 2013 and December 31, 2012, the fair value of the Company’s Other ABS, excluding subprime exposure, totaled $1.4 billion and $1.6 billion, respectively. As of June 30, 2013 and December 31, 2012, the gross unrealized losses related to Other ABS, excluding subprime exposure, totaled $3.0 and $1.8, respectively.

As of June 30, 2013, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 40.0%, 3.5% and 35.5%, respectively, of total Other ABS, excluding subprime exposure. As of December 31, 2012, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 40.5%, 4.1% and 33.3%, respectively, of total Other ABS, excluding subprime exposure.

The following tables summarize the Company’s exposure to Other ABS holdings, excluding subprime exposure, by credit quality using NAIC designations, ARO ratings and vintage year as of the dates indicated:

	% of Total Other ABS
	NAIC Designation		ARO Ratings		Vintage
June 30, 2013
	1	98.4%	AAA	92.7%	2013	3.6%
	2	0.9%	AA	2.1%	2012	23.5%
	3	—%	A	3.6%	2011	12.6%
	4	—%	BBB	0.9%	2010	5.4%
	5	—%	BB and below	0.7%	2009	2.2%

	6	0.7%		100.0%	2008	5.0%

		100.0%			2007 and prior	47.7%

						100.0%

December 31, 2012
	1	97.7%	AAA	91.9%	2012	24.6%
	2	1.7%	AA	0.9%	2011	14.9%
	3	0.1%	A	4.9%	2010	5.8%
	4	—%	BBB	1.7%	2009	2.1%
	5	—%	BB and below	0.6%	2008	5.9%

	6	0.5%		100.0%	2007	18.4%

		100.0%			2006 and prior	28.3%

						100.0%

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of June 30, 2013, the Company had no new private placement troubled debt restructurings and no new commercial mortgage loan troubled debt restructurings. As of December 31, 2012, the Company had one private placement troubled debt restructuring with a pre-modification carrying value of $1.2, which was written down to zero and no commercial mortgage loan troubled debt restructurings.

During the six months ended June 30, 2013 and 2012, the Company had no commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. At June 30, 2013, the Company had one mortgage property held-for-sale valued at $9.0, which represents the lower of cost or fair value less estimated costs to sell. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt.

The following table summarizes the Company’s investment in mortgage loans as of the dates indicated:

	June 30, 2013	December 31, 2012
Commercial mortgage loans	$8,933.2	$8,666.2
Collective valuation allowance	(4.1)	(3.9)

Total net commercial mortgage loans	$8,929.1	$8,662.3

There were no impairments taken on the mortgage loan portfolio for the six months ended June 30, 2013 and 2012.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	June 30, 2013	December 31, 2012
Collective valuation allowance for losses, balance at January 1	$3.9	$4.4
Addition to (reduction of) allowance for losses	0.2	(0.5)

Collective valuation allowance for losses, end of period	$4.1	$3.9

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	June 30, 2013	December 31, 2012
Impaired loans without allowances for losses	$16.8	$16.8
Unpaid principal balance of impaired loans	31.9	31.9

There were no impaired mortgage loans with allowances for losses as of June 30, 2013 and December 31, 2012.

The following table presents information on loans in foreclosure as of the dates indicated:

	June 30, 2013	December 31, 2012
Loans in foreclosure, at amortized cost(1)	$9.0	$9.0
(1)	Amounts included in Loans in foreclosure, which were also impaired, are included in the Impaired loans, average investment during the period as shown in the table below.

There were no restructured loans or loans 90 days or more past due as of June 30, 2013 and December 31, 2012.

There were four mortgage loans in the Company’s portfolio in process of foreclosure as of June 30, 2013 and December 31, 2012, with a total amortized cost of $9.0. There were no other loans in arrears with respect to principal and interest as of June 30, 2013 and December 31, 2012.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Six Months Ended June 30,
	2013	2012
Impaired loans, average investment during period (amortized cost)	$16.8	$36.6
Interest income recognized on impaired loans, on an accrual basis	0.3	0.3
Interest income recognized on impaired loans, on a cash basis	0.3	0.5
Interest income recognized on troubled debt restructured loans, on an accrual basis	—	0.3

Loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of the dates indicated:

	June 30, 2013(1)	December 31, 2012(1)
Loan-to-Value Ratio:
0% - 50%	$1,803.4	$1,987.9
50% - 60%	2,416.2	2,425.2
60% - 70%	4,271.5	3,736.1
70% - 80%	408.6	481.7
80% and above	33.5	35.3

Total Commercial mortgage loans	$8,933.2	$8,666.2

(1)	Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of the dates indicated:

	June 30, 2013(1)	December 31, 2012(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$6,091.6	$5,953.7
1.25x - 1.5x	1,477.0	1,336.3
1.0x - 1.25x	1,012.5	992.7
Less than 1.0x	343.1	374.6
Commercial mortgage loans secured by land or construction loans	9.0	8.9

Total Commercial mortgage loans	$8,933.2	$8,666.2

(1)	Balances do not include allowance for mortgage loan credit losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	June 30, 2013(1)		December 31, 2012(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$2,090.1	23.3%	$1,973.9	22.8%
South Atlantic	1,706.6	19.1%	1,687.6	19.4%
West South Central	1,246.3	14.0%	1,176.3	13.6%
Middle Atlantic	1,142.9	12.8%	1,059.5	12.2%
East North Central	1,006.7	11.3%	962.8	11.1%
Mountain	711.1	8.0%	718.2	8.3%
West North Central	502.7	5.6%	537.5	6.2%
New England	322.1	3.6%	334.6	3.9%
East South Central	204.7	2.3%	215.8	2.5%

Total Commercial mortgage loans	$8,933.2	100.0%	$8,666.2	100.0%

(1)	Balances do not include allowance for mortgage loan credit losses.

	June 30, 2013(1)		December 31, 2012(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Industrial	$3,183.4	35.7%	$3,361.5	38.8%
Retail	2,653.1	29.7%	2,350.2	27.1%
Office	1,281.0	14.3%	1,284.7	14.8%
Apartments	994.1	11.1%	952.1	11.0%
Hotel/Motel	323.3	3.6%	280.6	3.2%
Mixed Use	157.3	1.8%	74.0	0.9%
Other	341.0	3.8%	363.1	4.2%

Total Commercial mortgage loans	$8,933.2	100.0%	$8,666.2	100.0%

(1)	Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	June 30, 2013(1)	December 31, 2012(1)
Year of Origination:
2013	$1,028.7	$—
2012	1,783.6	1,821.0
2011	1,893.8	1,940.8
2010	414.6	429.9
2009	173.9	175.1
2008	517.0	725.1
2007 and prior	3,121.6	3,574.3

Total Commercial mortgage loans	$8,933.2	$8,666.2

(1)	Balances do not include allowance for mortgage loan credit losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following table identifies the Company’s credit-related and intent-related impairments included in the Condensed Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Six Months Ended June 30,
	2013		2012
	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$—	—	$1.0	2
Foreign(1)	—	—	2.2	5
Residential mortgage-backed	8.8	93	6.8	81
Commercial mortgage-backed	0.1	2	1.7	1
Other asset-backed	7.5	5	1.3	5
Equity	1.8	1	—	—

Total	$18.2	101	$13.0	94

(1)	Primarily U.S. dollar denominated.

The above table includes $10.8 of write-downs related to credit impairments for the six months ended June 30, 2013, in Other-than-temporary impairments, which were recognized in the Condensed Consolidated Statements of Operations. For the six months ended June 30, 2013, the remaining $7.4 in write downs, were related to intent impairments.

The above table includes $8.6 of write-downs related to credit impairments for the six months ended June 30, 2012, in Other-than-temporary impairments, which were recognized in the Condensed Consolidated Statements of Operations. The remaining $4.4 in write-downs for the six months ended June 30, 2012, were related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Six Months Ended June 30,
	2013		2012
	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$—	—	$1.0	2
Foreign(1)	—	—	1.5	4
Commercial mortgage-backed	0.1	2	1.7	1
Other asset-backed	7.3	2	0.2	1

Total	$7.4	4	$4.4	8

(1)	Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The fair value of fixed maturities with OTTI as of June 30, 2013 and December 31, 2012 was $7.6 billion and $9.0 billion, respectively.

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Six Months Ended June 30,
	2013	2012
Balance at January 1	$114.7	$133.9
Additional credit impairments:
On securities not previously impaired	2.2	0.3
On securities previously impaired	6.0	7.2
Reductions:
Securities sold, matured, prepaid or paid down	(13.0)	(12.5)

Balance at June 30	$109.9	$128.9

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Six Months Ended June 30,
	2013	2012
Fixed maturities	$1,993.3	$2,138.3
Equity securities, available-for-sale	3.1	9.1
Mortgage loans on real estate	243.7	255.4
Policy loans	59.6	61.4
Short-term investments and cash equivalents	1.9	2.9
Other	11.5	(45.9)

Gross investment income	2,313.1	2,421.2
Less: Investment expenses	2.2	4.9

Net investment income	$2,310.9	$2,416.3

As of June 30, 2013 and December 31, 2012, the Company had $0.1 and $0.3, respectively, of investments in fixed maturities which produced no net investment income. Fixed maturities are moved to a non-accrual status immediately when the investment defaults.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on first-in-first-out (“FIFO”) methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Six Months Ended June 30,
	2013	2012
Fixed maturities, available-for-sale, including securities pledged	$6.4	$182.1
Fixed maturities, at fair value option	(325.5)	(122.6)
Equity securities, available-for-sale	(1.7)	1.7
Derivatives	(1,805.9)	(633.3)
Embedded derivative - fixed maturities	(73.5)	3.6
Embedded derivative - product guarantees	759.8	(196.4)
Other investments	(0.3)	0.7

Net realized capital gains (losses)	$(1,440.7)	$(764.2)

After-tax net realized capital gains (losses)	$(939.5)	$(538.7)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax, were as follows for the periods indicated:

	Six Months Ended June 30,
	2013	2012
Proceeds on sales	$4,722.8	$6,379.8
Gross gains	77.0	225.3
Gross losses	21.1	27.0

2.	Investments (excluding Consolidated Investment Entities)

Fixed Maturities and Equity Securities

Available-for-sale and fair value option (“FVO”) fixed maturities and equity securities were as follows as of December 31, 2012:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$5,194.3	$691.2	$1.8	$—	$5,883.7	$—
U.S. government agencies and authorities	645.4	78.8	—	—	724.2	—
State, municipalities and political subdivisions	320.2	32.6	—	—	352.8	—
U.S. corporate securities	32,986.1	4,226.6	48.8	—	37,163.9	13.4
Foreign securities(1):
Government	1,069.4	125.2	4.6	—	1,190.0	—
Other	13,321.8	1,527.4	54.7	—	14,794.5	—

Total foreign securities	14,391.2	1,652.6	59.3	—	15,984.5	—
Residential mortgage-backed securities:
Agency	5,071.6	633.3	14.8	156.0	5,846.1	1.2
Non-Agency	1,612.6	198.6	71.9	81.6	1,820.9	139.6

Total Residential mortgage-backed securities	6,684.2	831.9	86.7	237.6	7,667.0	140.8
Commercial mortgage-backed securities	4,438.9	513.6	6.1	—	4,946.4	4.4
Other asset-backed securities	2,536.4	128.4	90.0	(10.2)	2,564.6	15.4

Total fixed maturities, including securities pledged	67,196.7	8,155.7	292.7	227.4	75,287.1	174.0
Less: Securities pledged	1,470.0	139.6	4.1	—	1,605.5	—

Total fixed maturities	65,726.7	8,016.1	288.6	227.4	73,681.6	174.0
Equity securities:
Common stock	194.4	13.2	1.0	—	206.6	—
Preferred stock	103.5	30.0	—	—	133.5	—

Total equity securities	297.9	43.2	1.0	—	340.1	—

Total fixed maturities and equity securities investments	$66,024.6	$8,059.3	$289.6	$227.4	$74,021.7	$174.0

(1)	Primarily U.S. dollar denominated.
(2)

Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3)	Represents OTTI reported as a component of Other comprehensive income.

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2011:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$5,283.8	$688.7	$—	$—	$5,972.5	$—
U.S. government agencies and authorities	643.1	84.7	—	—	727.8	—
State, municipalities and political subdivisions	375.1	21.2	2.4	—	393.9	—
U.S. corporate securities	30,486.5	3,095.6	109.0	—	33,473.1	—
Foreign securities(1):
Government	834.9	92.9	9.9	—	917.9	—
Other	13,207.0	1,078.0	135.5	—	14,149.5	0.1

Total foreign securities	14,041.9	1,170.9	145.4	—	15,067.4	0.1
Residential mortgage-backed securities:
Agency	5,754.8	865.4	11.9	182.2	6,790.5	1.7
Non-Agency	2,180.2	228.2	228.9	78.1	2,257.6	197.6

Total Residential mortgage-backed securities	7,935.0	1,093.6	240.8	260.3	9,048.1	199.3
Commercial mortgage-backed securities	5,387.1	247.5	149.2	—	5,485.4	6.3
Other asset-backed securities	2,727.0	62.1	270.7	(17.2)	2,501.2	20.4

Total fixed maturities, including securities pledged	66,879.5	6,464.3	917.5	243.1	72,669.4	226.1
Less: Securities pledged	2,068.7	189.4	4.6	—	2,253.5	—

Total fixed maturities	64,810.8	6,274.9	912.9	243.1	70,415.9	226.1
Equity securities:
Common stock	222.1	14.7	5.6	—	231.2	—
Preferred stock	98.5	24.1	—	—	122.6	—

Total equity securities	320.6	38.8	5.6	—	353.8	—

Total fixed maturities and equity securities investments	$65,131.4	$6,313.7	$918.5	$243.1	$70,769.7	$226.1

(1)	Primarily U.S. dollar denominated.
(2)

Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3)	Represents OTTI reported as a component of Other comprehensive income.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2012, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. Mortgage-backed securities (“MBS”) and Other asset-backed securities (“ABS”) are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$2,820.9	$2,918.1
After one year through five years	14,380.3	15,353.4
After five years through ten years	17,372.7	19,179.7
After ten years	18,963.3	22,657.9
Mortgage-backed securities	11,123.1	12,613.4
Other asset-backed securities	2,536.4	2,564.6

Fixed maturities, including securities pledged	$67,196.7	$75,287.1

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2012, the Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s consolidated Shareholder’s equity. As of December 31, 2011, the Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10% of the Company’s consolidated Shareholder’s equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of December 31, 2012 and 2011:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
2012
Communications	$3,609.5	$563.4	$2.4	$4,170.5
Financial	5,912.9	749.4	46.7	6,615.6
Industrial and other companies	26,613.3	3,063.3	24.2	29,652.4
Utilities	8,893.1	1,210.5	28.9	10,074.7
Transportation	1,279.1	167.4	1.3	1,445.2

Total	$46,307.9	$5,754.0	$103.5	$51,958.4

2011
Communications	$3,561.5	$395.4	$12.5	$3,944.4
Financial	6,309.6	450.5	133.9	6,626.2
Industrial and other companies	24,071.1	2,252.6	67.2	26,256.5
Utilities	8,535.8	948.7	26.2	9,458.3
Transportation	1,215.5	126.4	4.7	1,337.2

Total	$43,693.5	$4,173.6	$244.5	$47,622.6

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2012 and 2011, approximately 33.1% and 32.8%, respectively, of the Company’s CMO holdings, such as interest-only or principal-only strips were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As described in the Business, Basis of Presentation and Significant Accounting Policy note, the Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. As of December 31, 2012 and 2011, the Company did not have any securities pledged in dollar rolls and repurchase agreement transactions.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. As of December 31, 2012 and 2011, the Company did not have any securities pledged under reverse repurchase agreements.

Securities Lending

As described in the Business, Basis of Presentation and Significant Accounting Policy note, the Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. As of December 31, 2012 and 2011, the fair value of loaned securities was $601.8 and $1.0 billion, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2012 and 2011, collateral retained by the lending agent and invested in liquid assets on the Company’s behalf was $619.5 and $1.0 billion, respectively, and recorded in Short-term investments under securities loan agreement, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2012 and 2011, liabilities to return collateral of $619.5 and $1.0 billion, respectively, were included in Payables under securities loan agreement, including collateral held on the Consolidated Balance Sheets.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2012
U.S. Treasuries	$451.2	$1.8	$—	$—	$—	$—	$451.2	$1.8
U.S. corporate, state and municipalities	1,333.4	19.2	116.5	3.0	231.2	26.6	1,681.1	48.8
Foreign	360.2	12.7	59.8	7.4	314.9	39.2	734.9	59.3
Residential mortgage-backed	369.3	6.4	42.0	2.1	585.1	78.2	996.4	86.7
Commercial mortgage-backed	22.0	0.2	15.3	1.7	44.4	4.2	81.7	6.1
Other asset-backed	70.2	—	7.0	1.2	609.2	88.8	686.4	90.0

Total	$2,606.3	$40.3	$240.6	$15.4	$1,784.8	$237.0	$4,631.7	$292.7

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2011:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2011
U.S. Treasuries	$—	$—	$—	$—	$—	$—	$—	$—
U.S. corporate, state and municipalities	1,812.9	55.7	173.2	10.4	393.4	45.3	2,379.5	111.4
Foreign	1,177.6	66.2	80.2	7.3	655.8	71.9	1,913.6	145.4
Residential mortgage-backed	426.6	5.1	388.3	16.1	865.1	219.6	1,680.0	240.8
Commercial mortgage-backed	338.3	6.4	1,131.6	87.6	241.4	55.2	1,711.3	149.2
Other asset-backed	306.9	5.3	165.8	42.7	668.5	222.7	1,141.2	270.7

Total	$4,062.3	$138.7	$1,939.1	$164.1	$2,824.2	$614.7	$8,825.6	$917.5

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 88.3% and 82.1% of the average book value as of December 31, 2012 and 2011, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of December 31, 2012 and 2011:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2012
Six months or less below amortized cost	$3,154.6	$42.1	$95.2	$11.4	308	21
More than six months and twelve months or less below amortized cost	363.3	30.2	19.5	10.3	83	9
More than twelve months below amortized cost	940.1	394.1	35.9	120.4	221	95

Total	$4,458.0	$466.4	$150.6	$142.1	612	125

2011
Six months or less below amortized cost	$4,560.5	$616.9	$184.5	$166.1	474	105
More than six months and twelve months or less below amortized cost	1,805.8	197.9	103.8	61.0	114	46
More than twelve months below amortized cost	1,935.4	626.6	159.1	243.0	269	145

Total	$8,301.7	$1,441.4	$447.4	$470.1	857	296

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of December 31, 2012 and 2011:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2012
U.S. Treasuries	$453.0	$—	$1.8	$—	3	—
U.S. corporate, state and municipalities	1,688.5	41.4	33.1	15.7	109	3
Foreign	684.9	109.3	24.1	35.2	50	14
Residential mortgage-backed	938.3	144.8	42.5	44.2	343	77
Commercial mortgage-backed	85.9	1.9	5.6	0.5	19	1
Other asset-backed	607.4	169.0	43.5	46.5	88	30

Total	$4,458.0	$466.4	$150.6	$142.1	612	125

2011
U.S. Treasuries	$—	$—	$—	$—	—	—
U.S. corporate, state and municipalities	2,402.2	88.7	85.5	25.9	185	7
Foreign	1,912.4	146.6	96.8	48.6	153	16
Residential mortgage-backed	1,475.5	445.3	87.2	153.6	323	178
Commercial mortgage-backed	1,723.5	137.0	114.2	35.0	48	7
Other asset-backed	788.1	623.8	63.7	207.0	148	88

Total	$8,301.7	$1,441.4	$447.4	$470.1	857	296

The following tables summarize loan-to-value, credit enhancement and fixed floating rate details for RMBS and Other ABS in a gross unrealized loss position as of December 31, 2012 and 2011:

	Loan-to-Value Ratio
	Amortized Cost		Unrealized Capital Losses
	< 20%	> 20%	< 20%	> 20%
2012
RMBS and Other ABS
Non-agency RMBS > 100%	$562.3	$203.8	$39.5	$58.0
Non-agency RMBS 90% – 100%	134.2	35.2	12.8	10.7
Non-agency RMBS 80% – 90%	78.9	46.9	7.5	12.1
Non-agency RMBS < 80%	288.9	17.5	14.0	5.5
Agency RMBS	398.0	8.1	11.0	3.8
Other ABS (Non-RMBS)	83.4	2.3	1.2	0.6

Total RMBS and Other ABS	$1,545.7	$313.8	$86.0	$90.7

	Credit Enhancement Percentage
	Amortized Cost		Unrealized Capital Losses
	< 20%	> 20%	< 20%	> 20%
2012
RMBS and Other ABS
Non-agency RMBS 10% +	$706.8	$187.1	$53.8	$51.2
Non-agency RMBS 5% – 10%	187.6	2.2	6.8	0.7
Non-agency RMBS 0% – 5%	89.4	12.3	7.6	4.2
Non-agency RMBS 0%	80.5	101.8	5.6	30.2
Agency RMBS	398.0	8.1	11.0	3.8
Other ABS (Non-RMBS)	83.4	2.3	1.2	0.6

Total RMBS and Other ABS	$1,545.7	$313.8	$86.0	$90.7

	Fixed Rate/Floating Rate
	Amortized Cost		Unrealized Capital Losses
	< 20%	> 20%	< 20%	> 20%
2012
Fixed Rate	$669.4	$33.3	$14.2	$10.2
Floating Rate	876.3	280.5	71.8	80.5

Total	$1,545.7	$313.8	$86.0	$90.7

	Loan-to-Value Ratio
	Amortized Cost		Unrealized Capital Losses
	< 20%	> 20%	< 20%	> 20%
2011
RMBS and Other ABS
Non-agency RMBS > 100%	$728.7	$706.0	$86.5	$237.8
Non-agency RMBS 90% – 100%	258.3	162.2	24.2	60.6
Non-agency RMBS 80% – 90%	120.4	80.8	9.9	23.6
Non-agency RMBS < 80%	492.8	112.8	19.5	36.0
Agency RMBS	450.7	4.8	10.2	2.0
Other ABS (Non-RMBS)	212.7	2.5	0.6	0.6

Total RMBS and Other ABS	$2,263.6	$1,069.1	$150.9	$360.6

	Credit Enhancement Percentage
	Amortized Cost		Unrealized Capital Losses
	< 20%	> 20%	< 20%	> 20%
2011
RMBS and Other ABS
Non-agency RMBS 10% +	$793.4	$761.4	$77.3	$256.4
Non-agency RMBS 5% – 10%	509.8	45.4	35.2	15.0
Non-agency RMBS 0% – 5%	249.2	150.0	21.6	45.8
Non-agency RMBS 0%	47.8	105.0	6.0	40.8
Agency RMBS	450.7	4.8	10.2	2.0
Other ABS (Non-RMBS)	212.7	2.5	0.6	0.6

Total RMBS and Other ABS	$2,263.6	$1,069.1	$150.9	$360.6

	Fixed Rate/Floating Rate
	Amortized Cost		Unrealized Capital Losses
	< 20%	> 20%	< 20%	> 20%
2011
Fixed Rate	$1,108.1	$147.6	$49.5	$50.5
Floating Rate	1,155.5	921.5	101.4	310.1

Total	$2,263.6	$1,069.1	$150.9	$360.6

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairments analysis, and impairments were recognized as disclosed in the “Evaluating Securities for Other-Than-Temporary Impairments” section below. The Company evaluates non-agency RMBS and ABS for “other-than-temporary impairments” each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company’s assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security’s position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recoded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS), and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Fixed Maturity Securities Credit Quality – Ratings

The Securities Valuation Office (“SVO”) of the National Association of Insurance Commissioners (“NAIC”) evaluates the fixed maturity security investments of insurers for regulatory reporting and capital assessment purposes and assigns securities to one of six credit quality categories called “NAIC designations.” An internally developed rating is used as permitted by the NAIC if no rating is available. These designations are generally similar to the credit quality designations of the NAIC acceptable rating organizations (“ARO”) for marketable fixed maturity securities, called rating agency designations except for certain structured securities as described below. NAIC designations of “1,” highest quality and “2,” high quality, include fixed maturity securities generally considered investment grade by such rating organizations. NAIC designations 3 through 6 include fixed maturity securities generally considered below investment grade by such rating organizations.

The NAIC adopted revised designation methodologies for non-agency residential mortgage-backed securities, including RMBS backed by subprime mortgage loans reported within ABS and for commercial mortgage-backed securities (“CMBS”). The NAIC’s objective with the revised designation methodologies for these structured securities was to increase the accuracy in assessing expected losses and to use the improved assessment to determine a more appropriate capital requirement for such structured securities. The NAIC designations for structured securities, including subprime and Alt-A RMBS, are based upon a comparison of the bond’s amortized cost to the NAIC’s loss expectation for each security. Securities where modeling results in no expected loss in all scenarios are considered to have the highest designation of NAIC 1. A large percentage of the Company’s RMBS securities carry a NAIC 1 designation while the ARO rating indicates below investment grade. This is primarily due to the credit and intent impairments recorded by the Company which reduced the amortized cost on these securities to a level resulting in no expected loss in all scenarios, which corresponds to a NAIC 1 designation. The revised methodologies reduce regulatory reliance on rating agencies and allow for greater regulatory input into the assumptions used to estimate expected losses from such structured securities. In the tables below, the Company presents the rating of structured securities based on ratings from the revised NAIC rating methodologies described above (which may not correspond to rating agency designations.) All NAIC designations (e.g., NAIC 1-6) are based on the revised NAIC methodologies.

As a result of time lags between the funding of investments, the finalization of legal documents and the completion of the SVO filing process, the fixed maturity portfolio generally includes securities that have not yet been rated by the SVO as of each balance sheet date, such as private placements. Pending receipt of SVO ratings, the categorization of these securities by NAIC designation is based on the expected ratings indicated by internal analysis.

Information about certain of the Company’s fixed maturity securities holdings by NAIC designations is set forth in the following tables. Corresponding rating agency designation does not directly translate into NAIC designation, but represents the Company’s best estimate of comparable ratings from rating agencies, including Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch, Inc. (“Fitch”). If no rating is available from a rating agency, then an internally developed rating is used.

The fixed maturities in the Company’s portfolio are generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis similar to that used by the rating agencies. Ratings are derived from three ARO ratings and are applied as follows based on the number of agency ratings received:

•	when three ratings are received then the middle rating is applied;

•	when two ratings are received then the lower rating is applied;

•	when a single rating is received, the ARO rating is applied; and

•	when ratings are unavailable then an internal rating is applied.

Subprime and Alt-A Mortgage Exposure

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The Company’s exposure to subprime mortgage-backed securities is primarily in the form of ABS structures collateralized by subprime residential mortgages and the majority of these holdings are included in Other ABS in the Fixed Maturities and Equity Securities section above. As of December 31, 2012, the fair value and gross unrealized losses related to the Company’s exposure to subprime mortgage-backed securities was $967.3 and $89.1, respectively, representing 1.3% of total fixed maturities, including securities pledged. As of December 31, 2011, the fair value and gross unrealized losses related to the Company’s exposure to subprime mortgage-backed securities was $974.2 and $272.1, respectively, representing 1.3% of total fixed maturities, including securities pledged.

The following tables summarize the Company’s exposure to subprime mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Subprime Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
2012
	1	60.3%	AAA	1.1%	2007	29.1%
	2	11.9%	AA	1.0%	2006	36.8%
	3	16.7%	A	5.4%	2005 and prior	34.1%

	4	8.1%	BBB	6.0%		100.0%

	5	2.8%	BB and below	86.5%

	6	0.2%		100.0%

		100.0%

2011
	1	78.1%	AAA	2.9%	2007	26.9%
	2	4.7%	AA	1.2%	2006	41.2%
	3	13.4%	A	4.5%	2005 and prior	31.9%

	4	2.7%	BBB	8.8%		100.0%

	5	0.5%	BB and below	82.6%

	6	0.6%		100.0%

		100.0%

The Company’s exposure to Alt-A mortgages is included in Residential mortgage-backed securities in the “Fixed Maturities and Equity Securities” section above. As of December 31, 2012, the fair value and gross unrealized losses related to the Company’s exposure to Alt-A RMBS aggregated to $411.3 and $47.9, respectively, representing 0.5% of total fixed maturities, including securities pledged. As of December 31, 2011, the fair value and gross unrealized losses related to the Company’s exposure to Alt-A RMBS aggregated to $410.8 and $117.6, respectively, representing 0.6% of total fixed maturities, including securities pledged.

The following tables summarize the Company’s exposure to Alt-A residential mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Alt-A Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
2012
	1	34.1%	AAA	0.2%	2007	20.4%

	2	11.9%	AA	1.2%	2006	25.9%

	3	18.8%	A	1.5%	2005 and prior	53.7%

	4	26.9%	BBB	4.1%		100.0%

	5	7.5%	BB and below	93.0%

	6	0.8%		100.0%

		100.0%

2011
	1	38.7%	AAA	1.0%	2007	18.8%

	2	11.0%	AA	2.3%	2006	25.3%

	3	16.4%	A	7.5%	2005 and prior	55.9%

	4	24.0%	BBB	3.9%		100.0%

	5	9.0%	BB and below	85.3%

	6	0.9%		100.0%

		100.0%

Commercial Mortgage-backed and Other Asset-backed Securities

As of December 31, 2012 and 2011, the fair value of the Company’s CMBS totaled $4.9 billion and $5.5 billion, respectively, and Other ABS, excluding subprime exposure, totaled $1.6 billion and $1.5 billion, respectively. As of December 31, 2012 and 2011, the gross unrealized losses related to CMBS totaled $6.1 and $149.2, respectively, and gross unrealized losses related to Other ABS, excluding subprime exposure, totaled $1.8 and $1.3, respectively. CMBS investments represent pools of commercial mortgages that are broadly diversified across property types and geographical areas.

The following tables summarize the Company’s exposure to CMBS holdings by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total CMBS
	NAIC Designation		ARO Ratings		Vintage
2012
	1	98.3%	AAA	38.1%	2008	0.3%

	2	1.4%	AA	17.2%	2007	37.4%

	3	0.2%	A	11.2%	2006	30.2%

	4	0.1%	BBB	17.8%	2005 and prior	32.1%

	5	—	BB and below	15.7%		100.0%

	6	—		100.0%

		100.0%

2011
	1	92.7%	AAA	47.3%	2008	0.3%

	2	2.6%	AA	10.1%	2007	33.4%

	3	3.6%	A	16.5%	2006	26.5%

	4	0.7%	BBB	13.5%	2005 and prior	39.8%

	5	—	BB and below	12.6%		100.0%

	6	0.4%		100.0%

		100.0%

As of December 31, 2012, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 40.5%, 4.1% and 33.3%, respectively, of total Other ABS, excluding subprime exposure.

As of December 31, 2011, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 43.1%, 4.6% and 27.9%, respectively, of total Other ABS, excluding subprime exposure.

The following tables summarize the Company’s exposure to Other ABS holdings, excluding subprime exposure, by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Other ABS
	NAIC Designation		ARO Ratings		Vintage
2012
	1	97.7%	AAA	91.9%	2012	24.6%

	2	1.7%	AA	0.9%	2011	14.9%

	3	0.1%	A	4.9%	2010	5.8%

	4	—	BBB	1.7%	2009	2.1%

	5	—	BB and below	0.6%	2008	5.9%

	6	0.5%		100.0%	2007	18.4%

		100.0%			2006	9.5%

					2005 and prior	18.8%

						100.0%

2011
	1	96.1%	AAA	86.6%	2011	18.0%

	2	2.3%	AA	3.1%	2010	9.6%

	3	—	A	4.9%	2009	6.4%

	4	0.2%	BBB	3.8%	2008	7.0%

	5	1.4%	BB and below	1.6%	2007	24.8%

	6	—		100.0%	2006	9.5%

		100.0%			2005 and prior	24.7%

						100.0%

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2012, the Company had one private placement troubled debt restructuring with a pre-modification carrying value of $1.2, which was written down to zero, and no commercial mortgage loan troubled debt restructurings. As of December 31, 2011, the Company had two commercial mortgage loans and one private placement troubled debt restructurings with pre-modification and post modification carrying values of $55.1 and $52.2, respectively.

As of December 31, 2012, the Company had no commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2011 the Company had one loan modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt.

The following table summarizes the Company’s investment in mortgage loans as of December 31, 2012 and 2011:

	2012	2011
Commercial mortgage loans	$8,666.2	$8,695.5
Collective valuation allowance	(3.9)	(4.4)

Total net commercial mortgage loans	$8,662.3	$8,691.1

Impairments taken on the mortgage loan portfolio for the years ended December 31, 2012, 2011 and 2010 were $7.7, $9.3 and $13.5, respectively.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the years ended December 31, 2012 and 2011:

	2012	2011
Collective valuation allowance for losses, beginning of period	$4.4	$7.0
Addition to (reduction of) allowance for losses	(0.5)	(2.6)

Collective valuation allowance for losses, end of period	$3.9	$4.4

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of December 31, 2012 and 2011:

	2012	2011
Impaired loans with allowances for losses	$—	$—
Impaired loans without allowances for losses	16.8	48.7

Subtotal	16.8	48.7
Less: Allowances for losses on impaired loans	—	—

Impaired loans, net	$16.8	$48.7

Unpaid principal balance of impaired loans	$31.9	$63.8

The following table presents information on impaired loans, restructured loans, loans 90 days or more past due and loans in foreclosure as of December 31, 2012, 2011 and 2010:

	2012	2011	2010
Impaired loans, average investment during the period	$32.7	$43.7	$72.5
Troubled debt restructured loans(1)	—	15.7	—
Loans 90 days or more past due, interest no longer accruing, at amortized cost	—	16.6	2.7
Loans in foreclosure, at amortized cost	9.0	—	—
Unpaid principal balance of loans 90 days or more past due, interest no longer accruing	—	21.6	4.9

(1)

Amounts included in Troubled debt restructured loans, Loans 90 days or more past due and Loans in foreclosure, which were also impaired, are included in the Impaired loans, average investment during the period.

There were four mortgage loans in the Company’s portfolio in process of foreclosure as of December 31, 2012 with a total amortized cost of $9.0. There were no mortgage loans in the Company’s portfolio in process of foreclosure as of December 31, 2011. There were no other loans in arrears with respect to principal and interest as of December 31, 2012 and 2011.

The following tables present information on interest income recognized on impaired and troubled debt restructured loans for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Interest income recognized on impaired loans, on an accrual basis	$0.7	$1.8	$3.7
Interest income recognized on impaired loans, on a cash basis	0.8	1.8	4.2
Interest income recognized on troubled debt restructured loans, on an accrual basis	0.3	0.3	—

Loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Loan-to-Value Ratio:
0% – 50%	$1,987.9	$2,535.2
50% – 60%	2,425.2	2,479.4
60% – 70%	3,736.1	2,991.9
70% – 80%	481.7	621.2
80% and above	35.3	67.8

Total Commercial mortgage loans	$8,666.2	$8,695.5

(1)	Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$5,953.7	$5,710.3
1.25x – 1.5x	1,336.3	1,547.2
1.0x – 1.25x	992.7	1,082.2
Less than 1.0x	374.6	339.1
Commercial mortgage loans secured by land or construction loans	8.9	16.7

Total Commercial mortgage loans	$8,666.2	$8,695.5

(1)	Balances do not include allowance for mortgage loan credit losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of December 31, 2012 and 2011:

	2012(1)		2011(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$1,973.9	22.8%	$2,140.2	24.6%
South Atlantic	1,687.6	19.4%	1,555.4	17.9%
Middle Atlantic	1,059.5	12.2%	1,124.0	12.9%
East North Central	962.8	11.1%	1,010.4	11.6%
West South Central	1,176.3	13.6%	1,100.3	12.7%
Mountain	718.2	8.3%	776.9	8.9%
West North Central	537.5	6.2%	415.4	4.8%
New England	334.6	3.9%	320.0	3.7%
East South Central	215.8	2.5%	252.9	2.9%

Total Commercial mortgage loans	$8,666.2	100.0%	$8,695.5	100.0%

(1)	Balances do not include allowance for mortgage loan credit losses.

	2012(1)		2011(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Industrial	$3,361.5	38.8%	$3,457.0	39.8%
Retail	2,350.2	27.1%	2,104.2	24.2%
Office	1,284.7	14.8%	1,384.5	15.9%
Apartments	952.1	11.0%	972.8	11.2%
Hotel/Motel	280.6	3.2%	468.4	5.4%
Mixed Use	74.0	0.9%	28.6	0.3%
Other	363.1	4.2%	280.0	3.2%

Total Commercial mortgage loans	$8,666.2	100.0%	$8,695.5	100.0%

(1)	Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Year of Origination:
2012	$1,821.0	$—
2011	1,940.8	1,998.0
2010	429.9	598.5
2009	175.1	226.3
2008	725.1	1,026.8
2007	689.2	1,141.6
2006 and prior	2,885.1	3,704.3

Total Commercial mortgage loans	$8,666.2	$8,695.5

(1)	Balances do not include allowance for mortgage loan credit losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. Treasuries	$—	—	$—	—	$1.8	1
U.S. corporate	14.3	4	55.2	41	30.7	32
Foreign(1)	2.2	5	71.3	61	121.5	31
Residential mortgage-backed	25.2	106	37.7	134	73.4	128
Commercial mortgage-backed	1.7	1	133.7	26	59.5	15
Other asset-backed	2.6	7	195.5	122	589.9	107
Equity	—	—	—	—	0.5	4
Mortgage loans on real estate	7.7	2	9.3	7	13.5	11
Other assets(2)	1.4	1	—	—	—	—

Total	$55.1	126	$502.7	391	$890.8	329

(1)	Primarily U.S. dollar denominated.
(2)	Includes loss on real estate owned that is classified as Other assets on the Consolidated Balance Sheets.

The above tables include $47.3, $72.5 and $339.7 of write-downs related to credit impairments for the years ended December 31, 2012, 2011 and 2010, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $7.8, $430.2 and $551.1 and in write-downs for the years ended December 31, 2012, 2011 and 2010, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. Treasuries	$—	—	$—	—	$1.8	1
U.S. corporate	1.1	2	55.2	40	28.2	31
Foreign(1)	1.5	4	59.0	56	75.0	26
Residential mortgage-backed	3.3	10	7.9	27	20.6	23
Commercial mortgage-backed	1.7	1	124.3	26	31.7	9
Other asset-backed	0.2	1	183.8	118	393.8	64

Total	$7.8	18	$430.2	267	$551.1	154

(1)	Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The fair value of fixed maturities with OTTI as of December 31, 2012 and 2011 was $9.0 billion and $9.3 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Balance at January 1	$133.9	$304.6	$287.8
Additional credit impairments:
On securities not previously impaired	9.5	10.3	115.4
On securities previously impaired	17.1	17.0	22.3
Reductions:
Securities intent impaired	—	(38.2)	(72.5)
Securities sold, matured, prepaid or paid down	(45.8)	(159.8)	(48.4)

Balance at December 31	$114.7	$133.9	$304.6

Net Investment Income

The following table summarizes Net investment income for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities	$4,184.0	$4,402.1	$4,374.3
Equity securities, available-for-sale	17.7	27.3	30.1
Mortgage loans on real estate	500.0	500.0	496.7
Policy loans	121.5	125.6	135.5
Short-term investments and cash equivalents	5.4	6.7	(3.5)
Other	(123.3)	(80.8)	(25.4)

Gross investment income	4,705.3	4,980.9	5,007.7
Less: Investment expenses	7.4	12.1	20.7

Net investment income	$4,697.9	$4,968.8	$4,987.0

As of December 31, 2012 and 2011, the Company had $0.3 and $0.2, respectively, of investments in fixed maturities which produced no net investment income. Fixed maturities are moved to a non-accrual status immediately when the investment defaults.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on first-in-first-out (“FIFO”) methodology.

Net realized capital gains (losses) were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities, available-for-sale, including securities pledged	$391.7	$56.4	$(340.4)
Fixed maturities, at fair value option	(278.8)	(92.0)	(63.6)
Equity securities, available-for-sale	4.2	18.6	9.6
Derivatives	(1,712.4)	418.6	(1,243.5)
Embedded derivative – fixed maturities	(15.7)	16.1	48.3
Embedded derivative – product guarantees	337.3	(1,945.1)	(72.7)
Other investments	(7.1)	(4.0)	(15.7)

Net realized capital gains (losses)	$(1,280.8)	$(1,531.4)	$(1,678.0)

After-tax net realized capital gains (losses)	$(715.8)	$(1,017.4)	$(1,184.7)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax, were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Proceeds on sales	$11,185.9	$12,850.7	$15,637.1
Gross gains	484.2	648.5	644.2
Gross losses	(44.8)	(181.9)	(101.3)